5. Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting
Summary of revenue and non-current assets by geographic information

	2020	2019	2018
Revenue:
Germany	194	0	31
Europe	2	1,646	1,175
USA	28,164	19,745	22,529
	28,360	21,391	23,735

Non-current assets as of December 31:	2020	2019	2018
Germany	3,796	2,017	1,224
Czech Republic	914	870	246
USA	20,216	3,558	3,825
	24,926	6,445	5,295